Loan from Marine Thinking (the "Target")	6 Months Ended
Mar. 31, 2026
Loan from Marine Thinking (the "Target") [Abstract]
Loan from Marine Thinking (the "Target")

Note 9 —Loan from Marine Thinking (the “Target”)

On March 3, 2026, in relation to the Marine Thinking’s payment of the Monthly Extension Fee, the Company issued a Target Extension Note to the Target in a principal sum of $150,000. The Target Extension Note bears no interest and is payable in full upon the earlier to occur of (i) the consummation of the Company’s Business Combination or (ii) the date of expiry of the term of the Company. The has the right, but not the obligation, to convert the Extension Note, in whole or in part, respectively, into the Conversion Units upon the consummation of a business combination. The number of Conversion Units to be received by the Sponsor in connection with such conversion shall be an amount determined by dividing (x) the sum of the outstanding principal amount payable to the Sponsor by (y) $10.00. As of March 31, 2026 and December 31, 2025, there were $150,000 and $0 outstanding, respectively.

On March 31, 2026, the Company received $150,000 from the Target to be used for the payment of the Monthly Extension Fee. The amount was deposited into the Trust Account on April 2, 2026, and recorded as Due to third party – Marine Thinking (target company) on the accompanying unaudited condensed consolidated balance sheet.